Loans and advances to customers - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Loans and advances to customers	£ 461,504	£ 441,907
Later than one year
Disclosure of financial assets [line items]
Loans and advances to customers	£ 398,740	£ 383,009